ACQUISITIONS	12 Months Ended
Feb. 03, 2013
ACQUISITIONS
ACQUISITIONS

NOTE 2—ACQUISITIONS

        HD Supply enters into strategic acquisitions to expand into new markets, new platforms, and new geographies in an effort to better service existing customers and attract new ones. In accordance with the acquisition method of accounting under ASC 805, Business Combinations, the results of the acquisitions completed by HD Supply are reflected in the Company's consolidated financial statements from the date of acquisition forward.

        On December 3, 2012, the Company purchased substantially all of the assets of Water Products of Oklahoma, Inc., Arkansas Water Products, LLC, and Municipal Water Works Supply, LP (collectively "Water Products") for approximately $52 million. These businesses distribute water, sewer, gas and related products, such as pipes, valves, fittings, hydrants, pumps and meters, and offer maintenance products and repair services primarily to municipalities and contractors. The businesses are operated as part of the Waterworks segment.

        On June 29, 2012, the Company purchased Peachtree Business Products LLC ("Peachtree") for approximately $196 million. Headquartered in Marietta, Georgia, Peachtree specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree is operated as part of the Facilities Maintenance segment.

        In accordance with ASC 805, Business Combinations, the Company recorded the following assets and liabilities at fair value on the date of the Peachtree acquisition: $129 million in goodwill, $53 million in definite-lived intangible assets, $12 million in property & equipment, $8 million in net working capital assets and liabilities, and $6 million in deferred tax liabilities. The total amount of goodwill expected to be deductible for tax purposes is $47 million. The definite-lived intangible assets are primarily $50 million in customer relationships that will be amortized over a weighted-average period of 10.9 years.

        On May 2, 2011, the Company purchased substantially all of the assets of Rexford Albany Municipal Supply Company, Inc. ("RAMSCO") for approximately $21 million. RAMSCO specializes in distributing water, sanitary and storm sewer materials primarily to municipalities and contractors through four locations in upstate New York. These locations are operated as part of the Waterworks segment.